UNITED STA
T
E
S
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number
811-03734
EuroPacific Growth Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Brian Janssen
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class A | AEPGX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class C | AEPCX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of n
et
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class T | TEUPX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 30	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(pe
rce
nt of ne
t
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class F-1 | AEGFX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class F-2 | AEPFX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class F-3 | FEUPX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-A | CEUAX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.86% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-C | CEUCX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
inve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 81	1.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-E | CEUEX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypo
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 55	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-T | TEUGX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 32	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-F-1 | CEUFX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 34	0.67% *
*Annualize
d
.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-F-2 | FUEPX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-F-3 | FEPUX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-1 | RERAX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 80	1.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-2 | RERBX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 80	1.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-2E | REEBX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,
00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-3 | RERCX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(perc
en
t of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-4 | REREX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,
0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-5E | RERHX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothet
ica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-5 | RERFX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypoth
et
ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-016-1124 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-6 | RERGX
for the six months ended September 30, 2024
This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund")

for the period from April 1, 2024 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical
$10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be
effective
within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-016-1124 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

EuroPacific Growth Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended September 30, 2024
Lit. No. MFGEFP2-016-1124 © 2024 Capital Group. All rights reserved.

Investment portfolio September 30, 2024unaudited

Common stocks 95.45%		Shares	Value (000)
Information technology 17.04%
	Taiwan Semiconductor Manufacturing Co., Ltd.	197,342,553	$6,024,805
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,714,052	471,350
	SAP SE	14,810,127	3,364,288
	ASML Holding NV	2,725,636	2,272,226
	Shopify, Inc., Class A, subordinate voting shares[1]	21,773,912	1,744,961
	Capgemini SE2	5,369,060	1,163,032
	SK hynix, Inc.	8,098,348	1,090,916
	Samsung Electronics Co., Ltd.	21,703,789	1,028,659
	Keyence Corp.	1,673,344	800,949
	Tokyo Electron, Ltd.	4,029,683	715,557
	NEC Corp.	5,239,570	504,625
	Sage Group PLC (The)	35,463,235	486,635
	ASM International NV	710,561	468,258
	Fujitsu, Ltd.	20,143,865	413,249
	Constellation Software, Inc.	123,963	403,296
	Renesas Electronics Corp.	22,089,600	322,335
	OBIC Co., Ltd.	8,516,725	299,576
	Dassault Systemes SE	5,923,441	235,070
	Lasertec Corp.	1,403,727	232,545
	TDK Corp.	17,555,500	224,056
	STMicroelectronics NV2	6,903,000	205,669
	Nomura Research Institute, Ltd.	5,119,600	189,301
	Kokusai Electric Corp.[2]	7,384,062	165,047
	Disco Corp.	503,660	133,197
	NICE, Ltd. (ADR)[1,2]	704,301	122,316
	Tata Consultancy Services, Ltd.	2,287,810	116,746
	Nemetschek SE	1,076,548	111,451
	MediaTek, Inc.	2,969,000	110,873
	Infineon Technologies AG	3,051,862	106,813
	Halma PLC	2,577,433	89,998
	Advantech Co., Ltd.	8,182,000	83,470
	Globant SA1	376,086	74,518
	Infosys, Ltd.	2,504,619	55,845
	Canva, Inc.[1,3,4]	37,779	40,297
	E Ink Holdings, Inc.	2,419,000	22,529
			23,894,458

Industrials 16.86%
	Airbus SE, non-registered shares	19,992,286	2,927,408
	Safran SA	10,820,198	2,553,035
	Recruit Holdings Co., Ltd.	33,331,554	2,030,198
	Siemens AG	8,181,422	1,652,244
	Techtronic Industries Co., Ltd.	74,104,091	1,123,316
	Rolls-Royce Holdings PLC[1]	152,161,552	1,074,612
	Kingspan Group PLC[5]	9,569,780	900,821
	MTU Aero Engines AG	2,626,007	818,482
	Melrose Industries PLC[5]	110,211,479	674,109
	SMC Corp.	1,362,707	606,374
	ABB, Ltd.	8,687,609	503,590
	Schneider Electric SE2	1,885,791	498,909
	Volvo AB, Class B	17,559,889	464,225
	Daikin Industries, Ltd.	3,240,454	455,022
	Bunzl PLC	9,427,040	445,995
	Mitsui & Co., Ltd.[2]	19,674,100	438,123
	Ashtead Group PLC	5,154,611	400,107
	DSV A/S	1,841,617	382,168
	Trane Technologies PLC	963,422	374,511
	Rheinmetall AG, non-registered shares	654,803	353,972
	International Consolidated Airlines Group SA (CDI)	122,334,467	336,586
	Larsen & Toubro, Ltd.	7,477,051	327,848
	Shenzhen Inovance Technology Co., Ltd., Class A	34,166,195	304,127
	BAE Systems PLC	17,454,773	288,940
	Wolters Kluwer NV	1,709,310	288,116
	RELX PLC	5,297,348	250,277
	ASSA ABLOY AB, Class B	6,837,942	230,228

1	EuroPacific Growth Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	IMCD NV	1,112,732	$193,456
	Ryanair Holdings PLC (ADR)	4,054,982	183,204
	Rentokil Initial PLC	36,006,306	176,680
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	9,849,972	171,036
	Canadian Pacific Kansas City, Ltd.	1,866,305	159,644
	Rumo SA	42,199,264	154,925
	ITOCHU Corp.[2]	2,873,500	154,368
	TFI International, Inc.	1,040,727	142,465
	Canadian National Railway Co. (CAD denominated)	1,074,740	125,850
	Hitachi, Ltd.	4,653,000	122,926
	Arcadis NV, non-registered shares	1,722,533	119,399
	Thales SA	706,549	112,231
	Lifco AB, Class B	3,344,637	110,130
	Fluidra, SA, non-registered shares	3,597,667	94,029
	Deutsche Lufthansa AG2	12,655,496	92,686
	Ferguson Enterprises, Inc.	440,301	87,431
	Airports of Thailand PCL, foreign registered shares	41,814,223	82,583
	Seven Group Holdings, Ltd.	2,691,839	80,002
	Grab Holdings, Ltd., Class A1	20,461,562	77,754
	Epiroc AB, Class B	1,979,680	37,514
	Epiroc AB, Class A2	1,570,807	33,955
	InPost SA1	3,463,703	65,360
	Komatsu, Ltd.	2,309,400	64,060
	Contemporary Amperex Technology Co., Ltd., Class A	1,737,047	61,697
	Mitsubishi Corp.	2,785,000	57,554
	Toromont Industries, Ltd.[2]	572,200	55,855
	AirTAC International Group	1,721,923	49,977
	Rational AG	28,025	28,564
	VAT Group AG	48,485	24,719
	Wizz Air Holdings PLC[1]	698,165	13,564
	Randstad NV, non-registered shares	19,138	951
			23,637,912

Financials 14.22%
	Banco Bilbao Vizcaya Argentaria, SA	170,210,489	1,842,515
	Nu Holdings, Ltd., Class A1	115,884,106	1,581,818
	3i Group PLC	27,520,047	1,218,363
	AIA Group, Ltd.	129,076,338	1,141,396
	ICICI Bank, Ltd.	60,985,840	928,245
	ICICI Bank, Ltd. (ADR)	2,939,259	87,737
	UBS Group AG	22,375,109	690,830
	UniCredit SpA	14,818,305	651,186
	London Stock Exchange Group PLC	4,603,699	629,468
	NatWest Group PLC	133,912,859	618,692
	ING Groep NV	33,347,391	606,533
	Brookfield Corp., Class A	10,593,743	563,057
	Aon PLC, Class A	1,534,654	530,975
	Kotak Mahindra Bank, Ltd.	21,687,614	479,723
	KB Financial Group, Inc.	7,308,080	453,880
	FinecoBank SpA	26,095,048	447,441
	Bank Central Asia Tbk PT	647,553,800	441,503
	Edenred SA	11,358,115	430,867
	Bank Mandiri (Persero) Tbk PT	884,471,491	404,432
	Royal Bank of Canada	3,080,993	384,540
	Aegon, Ltd.	58,538,366	376,145
	HDFC Bank, Ltd.	17,613,206	364,571
	Deutsche Bank AG	19,571,720	337,372
	Axis Bank, Ltd.	22,886,745	337,314
	Adyen NV1	207,279	324,630
	Bajaj Finserv, Ltd.	12,500,529	294,858
	Erste Group Bank AG	5,254,014	288,267
	Hana Financial Group, Inc.	5,868,256	264,644
	AXA SA2	6,683,549	257,226
	Resona Holdings, Inc.[2]	33,869,300	236,141
	State Bank of India	23,418,933	220,131
	Cholamandalam Investment and Finance Co., Ltd.	9,677,448	185,651
	Bridgepoint Group PLC	36,565,055	168,491
	Münchener Rückversicherungs-Gesellschaft AG	298,238	164,098

EuroPacific Growth Fund	2

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bajaj Finance, Ltd.	1,650,000	$152,023
	EXOR NV	1,384,463	148,382
	Mizuho Financial Group, Inc.[2]	7,180,800	147,602
	B3 SA - Brasil, Bolsa, Balcao	72,039,828	141,628
	Banco Santander, SA	26,511,755	135,485
	DBS Group Holdings, Ltd.	4,396,707	130,580
	Intact Financial Corp.	630,039	120,981
	Euronext NV	997,204	108,246
	Grupo Financiero Banorte, SAB de CV, Series O	14,524,569	102,904
	CVC Capital Partners PLC[1]	4,450,021	99,523
	Skandinaviska Enskilda Banken AB, Class A	6,447,325	98,641
	Tokio Marine Holdings, Inc.	2,300,700	84,401
	PB Fintech, Ltd.[1]	3,702,629	71,527
	Eurobank Ergasias Services and Holdings SA	30,501,283	69,875
	Prudential PLC	6,222,648	58,048
	XP, Inc., Class A	3,227,255	57,897
	BDO Unibank, Inc.	17,849,420	50,414
	Checkout Payments Group, Ltd., Class B1,3,4	479,280	43,063
	Emirates NBD Bank PJSC	7,028,572	38,841
	Hiscox, Ltd.	2,504,206	38,366
	BNP Paribas SA2	520,802	35,740
	Discovery, Ltd.	1,880,649	18,727
	Bank of Montreal	202,291	18,254
	DNB Bank ASA	802,307	16,458
	Sberbank of Russia PJSC[3]	48,140,292	— [6]
			19,940,346

Consumer discretionary 12.62%
	MercadoLibre, Inc.[1]	1,267,381	2,600,615
	Flutter Entertainment PLC[1,5]	10,042,134	2,382,798
	adidas AG	5,081,530	1,345,091
	LVMH Moët Hennessy-Louis Vuitton SE	1,631,539	1,253,046
	Meituan, Class B1	28,706,110	610,977
	Compagnie Financière Richemont SA, Class A	3,804,753	603,214
	Amadeus IT Group SA, Class A, non-registered shares	8,199,252	591,807
	Maruti Suzuki India, Ltd.	3,538,408	558,793
	Ferrari NV (EUR denominated)	1,113,546	521,601
	Midea Group Co., Ltd., Class A	47,813,086	511,122
	Trip.com Group, Ltd. (ADR)[1]	6,298,739	374,334
	Trip.com Group, Ltd.[1]	2,122,800	128,314
	Galaxy Entertainment Group, Ltd.	90,132,470	446,905
	Industria de Diseño Textil, SA	6,882,094	407,330
	Evolution AB	4,098,091	402,783
	Sony Group Corp.	20,716,150	402,337
	Booking Holdings, Inc.	93,891	395,480
	InterContinental Hotels Group PLC	3,546,775	387,616
	Mahindra & Mahindra, Ltd.	8,128,471	300,917
	ASICS Corp.	13,970,300	292,697
	Coupang, Inc., Class A1	10,182,081	249,970
	Mercedes-Benz Group AG	3,818,000	246,782
	Alibaba Group Holding, Ltd.	16,430,000	218,382
	Titan Co., Ltd.	4,185,820	190,951
	Sands China, Ltd.[1]	74,102,800	187,307
	NEXT PLC	1,426,370	186,830
	TVS Motor Co., Ltd.	5,178,170	175,433
	Hyundai Motor Co.	767,231	142,103
	Hermès International[2]	53,282	131,101
	Kering SA2	443,624	127,063
	Stellantis NV	8,937,416	123,688
	Entain PLC	11,875,478	121,267
	BYD Co., Ltd., Class H	2,458,000	88,281
	BYD Co., Ltd., Class A	681,241	29,554
	D’Ieteren Group	551,922	116,740
	Nitori Holdings Co., Ltd.[2]	743,500	112,757
	B&M European Value Retail SA	20,023,027	111,209
	Prosus NV, Class N	2,566,703	111,008
	Zalando SE, non-registered shares[1]	3,005,584	99,170
	Pan Pacific International Holdings Corp.	3,750,300	96,797

3	EuroPacific Growth Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Shenzhou International Group Holdings, Ltd.	9,891,500	$87,720
	PUMA SE, non-registered shares	1,574,487	65,714
	Toyota Motor Corp.	2,739,500	49,067
	Dollarama, Inc.	438,985	44,968
	H World Group, Ltd. (ADR)	907,493	33,759
	Suzuki Motor Corp.	2,208,400	24,651
	China Tourism Group Duty Free Corp., Ltd., Class H2	523,400	4,919
			17,694,968

Health care 11.23%
	Novo Nordisk AS, Class B	48,165,479	5,735,221
	Daiichi Sankyo Co., Ltd.	70,411,110	2,314,848
	AstraZeneca PLC	13,661,021	2,127,907
	EssilorLuxottica SA	5,823,515	1,379,942
	Argenx SE (ADR)[1]	1,119,491	606,854
	Argenx SE, non-registered shares[1]	151,536	82,022
	Sanofi	4,937,810	568,906
	Sonova Holding AG	1,349,115	484,593
	UCB SA	2,065,565	372,471
	HOYA Corp.	1,929,500	267,180
	Eurofins Scientific SE, non-registered shares	3,765,477	238,655
	Lonza Group AG	255,071	161,363
	Innovent Biologics, Inc.[1]	26,434,000	160,414
	Grifols, SA, Class A, non-registered shares[1]	13,751,807	156,195
	Coloplast AS, Class B	1,126,375	147,166
	Siemens Healthineers AG	2,425,947	145,466
	BeiGene, Ltd. (ADR)[1]	600,437	134,804
	Asahi Intecc Co., Ltd.	6,963,000	122,473
	Ambu AS, Class B, non-registered shares[1]	4,274,734	83,724
	bioMérieux SA	692,190	82,967
	WuXi AppTec Co., Ltd., Class A	5,597,352	41,792
	WuXi AppTec Co., Ltd., Class H2	5,239,400	36,292
	Zealand Pharma AS1	490,626	59,567
	BioNTech SE (ADR)[1]	386,462	45,900
	Koninklijke Philips NV	1,251,011	40,994
	Sartorius Stedim Biotech SA	190,102	39,788
	Genmab AS1	124,940	30,410
	Rede D’Or Sao Luiz SA	4,833,031	27,440
	Hypera SA, ordinary nominative shares	4,707,252	22,665
	Bachem Holding AG	242,697	20,456
	GSK PLC	349,768	7,114
			15,745,589

Materials 7.88%
	Glencore PLC	407,587,825	2,334,061
	Anglo American PLC	41,278,101	1,341,582
	Ivanhoe Mines, Ltd., Class A1,5	43,326,231	644,552
	Ivanhoe Mines, Ltd., Class A1,4,5	25,725,343	382,708
	Linde PLC	2,006,359	956,752
	First Quantum Minerals, Ltd.[1,5]	48,488,181	661,113
	Shin-Etsu Chemical Co., Ltd.	13,935,946	582,899
	Lundin Mining Corp.[2,5]	47,996,373	502,872
	Heidelberg Materials AG, non-registered shares	4,489,407	487,991
	Vale SA, ordinary nominative shares	28,265,000	329,517
	Vale SA (ADR), ordinary nominative shares	13,036,169	152,263
	Grupo México, SAB de CV, Series B	86,211,620	480,622
	Rio Tinto PLC	6,126,932	434,221
	DSM-Firmenich AG	2,490,909	343,014
	Sika AG	887,308	294,381
	CRH PLC	2,529,439	234,580
	Givaudan SA	38,827	212,971
	Antofagasta PLC	5,627,657	151,969
	Air Liquide SA2	716,595	138,400
	Akzo Nobel NV	1,406,158	99,182
	Nippon Sanso Holdings Corp.	2,436,200	88,903
	Smurfit Westrock PLC	1,747,149	86,344

EuroPacific Growth Fund	4

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	7,034,763	$42,912
	Zijin Mining Group Co., Ltd., Class H	15,384,000	34,615
	BASF SE	560,263	29,650
			11,048,074

Consumer staples 5.02%
	Kweichow Moutai Co., Ltd., Class A	5,303,948	1,296,078
	Nestlé SA	7,772,418	783,328
	Danone SA	9,500,630	691,804
	Ajinomoto Co., Inc.[2]	17,343,950	670,454
	Philip Morris International, Inc.	4,142,968	502,956
	Anheuser-Busch InBev SA/NV	6,020,379	398,889
	Avenue Supermarts, Ltd.[1]	4,119,756	250,829
	British American Tobacco PLC	6,133,501	223,670
	Kobe Bussan Co., Ltd.	6,937,072	218,355
	Godrej Consumer Products, Ltd.	12,800,404	213,188
	JBS SA	30,874,173	179,259
	L’Oréal SA, non-registered shares	367,957	164,957
	Pernod Ricard SA	1,005,326	151,955
	Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	10,801	139,450
	Carlsberg A/S, Class B	1,150,734	137,101
	Imperial Brands PLC	4,282,172	124,553
	Uni-Charm Corp.	3,423,664	123,484
	Emmi AG	103,572	105,927
	Asahi Group Holdings, Ltd.	7,350,300	96,271
	Suntory Beverage & Food, Ltd.	2,546,600	95,617
	Carrefour SA, non-registered shares	5,149,059	87,821
	Puig Brands, SA, Class B1	3,065,439	70,539
	Alimentation Couche-Tard, Inc.	1,169,734	64,669
	Barry Callebaut AG (Switzerland)	32,330	59,878
	Treasury Wine Estates, Ltd.	7,126,247	59,252
	Seven & i Holdings Co., Ltd.	3,790,100	56,757
	Fomento Económico Mexicano, SAB de CV	5,316,878	52,483
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,713,720	25,100
			7,044,624

Energy 4.63%
	Reliance Industries, Ltd.	75,741,623	2,673,445
	Canadian Natural Resources, Ltd. (CAD denominated)	39,798,608	1,321,569
	TotalEnergies SE	16,446,438	1,065,981
	Cenovus Energy, Inc. (CAD denominated)	48,114,886	804,731
	Cenovus Energy, Inc.	6,486,295	108,516
	Tourmaline Oil Corp.	7,219,995	335,308
	BP PLC	17,883,003	94,329
	Shell PLC (GBP denominated)	2,374,732	77,399
	Neste OYJ[2]	921,560	17,910
	Rosneft Oil Co. PJSC[3]	3,432,340	— [6]
			6,499,188

Communication services 4.43%
	Bharti Airtel, Ltd.	89,652,254	1,832,918
	Bharti Airtel, Ltd., interim shares	1,365,265	21,346
	Tencent Holdings, Ltd.	24,822,020	1,389,857
	Publicis Groupe SA	3,848,305	421,127
	NetEase, Inc.	22,254,643	415,944
	Universal Music Group NV2	14,093,898	369,037
	Deutsche Telekom AG	10,680,994	313,720
	Nintendo Co., Ltd.	5,742,400	306,163
	Sea, Ltd., Class A (ADR)[1]	3,155,700	297,519
	Capcom Co., Ltd.	12,225,400	284,293
	SoftBank Group Corp.	3,230,000	190,685
	Scout24 SE	1,866,585	160,551
	Advanced Info Service PCL, foreign registered shares	11,338,800	90,968
	HYBE Co., Ltd.	462,400	59,800
	Schibsted ASA, Class A	1,119,859	36,304
	MTN Group, Ltd.	4,006,710	21,299
	Ubisoft Entertainment SA1,2	716,874	8,105
			6,219,636

5	EuroPacific Growth Fund

Common stocks (continued)		Shares	Value (000)

Utilities 0.97%
	Engie SA2	26,382,094	$455,745
	Gulf Energy Development PCL, foreign registered	97,013,300	170,602
	NTPC, Ltd.	28,812,903	152,336
	E.ON SE	9,920,938	147,523
	Equatorial Energia SA, ordinary nominative shares	22,390,087	133,575
	Equatorial Energia SA1	1,474,989	8,800
	National Grid PLC	9,432,905	130,038
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	4,301,200	71,375
	Iberdrola, SA, non-registered shares	2,345,936	36,295
	Enel SpA	4,142,015	33,101
	ENN Energy Holdings, Ltd.	3,060,571	23,153
			1,362,543

Real estate 0.55%
	ESR Group, Ltd.	207,052,300	331,477
	KE Holdings, Inc., Class A (ADR)	6,417,685	127,776
	Mitsui Fudosan Co., Ltd.	12,936,287	121,179
	Ayala Land, Inc.	150,304,607	98,244
	Goodman Logistics (HK), Ltd. REIT	3,462,000	88,894
			767,570
	Total common stocks (cost: $82,114,570,000)		133,854,908
Preferred securities 0.39%
Consumer discretionary 0.23%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,011,948	319,298

Financials 0.14%
	Itaú Unibanco Holding SA, preferred nominative shares	29,888,685	198,117

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,587,309	23,223

Information technology 0.00%
	Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	3,308	3,528
	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	133	142
	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	11	12
	Canva, Inc., Series A-5, noncumulative preferred shares[1,3,4]	9	10
			3,692
	Total preferred securities (cost: $559,642,000)		544,330
Rights & warrants 0.02%
Consumer discretionary 0.02%
	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,7]	2,433,700	26,016

Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	108,820	— [6]
	Total rights & warrants (cost: $20,697,000)		26,016

Short-term securities 4.55%
Money market investments 4.45%
	Capital Group Central Cash Fund 5.09%[5,8]	62,400,711	6,241,319

EuroPacific Growth Fund	6

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.10%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.84%[8,9]	21,110,577	$21,110
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.83%[8,9]	20,200,000	20,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.81%[8,9]	20,200,000	20,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[8,9]	20,200,000	20,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.78%[8,9]	18,800,000	18,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.83%[8,9]	18,800,000	18,800
Fidelity Investments Money Market Government Portfolio, Class I 4.83%[8,9]	13,000,000	13,000
Capital Group Central Cash Fund 5.09%[5,8,9]	83,389	8,341
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.84%[8,9]	4,300,000	4,300
		144,951
Total short-term securities (cost: $6,385,350,000)		6,386,270
Total investment securities 100.41% (cost: $89,080,259,000)		140,811,524
Other assets less liabilities (0.41)%		(575,055)
Net assets 100.00%		$140,236,469
Investments in affiliates5

	Value at 4/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 4.38%
Industrials 1.12%
Kingspan Group PLC	$942,325	$18,228	$87,201	$(627)	$28,096	$900,821	$5,744
Melrose Industries PLC	936,166	—	—	—	(262,057)	674,109	2,797
						1,574,930
Consumer discretionary 1.70%
Flutter Entertainment PLC [1]	2,113,655	—	126,222	(3,506)	398,871	2,382,798	—
Dowlais Group PLC[10]	92,065	—	92,701	(116,420)	117,056	—	1,072
						2,382,798
Materials 1.56%
Ivanhoe Mines, Ltd., Class A [1]	423,762	109,017	—	—	111,773	644,552	—
Ivanhoe Mines, Ltd., Class A1,4	306,908	—	—	—	75,800	382,708	—
First Quantum Minerals, Ltd.[1]	509,207	12,669	—	—	139,237	661,113	—
Lundin Mining Corp.[2]	475,599	17,457	—	—	9,816	502,872	6,361
						2,191,245
Utilities 0.00%
ENN Energy Holdings, Ltd. [11]	437,790	—	385,677	26,209	(55,169)	—	16,547
Real estate 0.00%
ESR Group, Ltd. [11]	238,990	—	24,278	(29,780)	146,545	—	3,577
Total common stocks						6,148,973
Short-term securities 4.46%
Money market investments 4.45%
Capital Group Central Cash Fund 5.09% [8]	4,531,065	8,700,865	6,993,674	476	2,587	6,241,319	126,002
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.09% [8,9]	16,903		8,562 [12]			8,341	— [13]
Total short-term securities						6,249,660
Total 8.84%				$(123,648)	$712,555	$12,398,633	$162,100

7	EuroPacific Growth Fund

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1,5	12/18/2023	$230,721	$382,708	.27%
Canva, Inc.[1,3]	8/26/2021-11/4/2021	64,403	40,297.03
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	5,639	3,528	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	227	142	.00 [14]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	19	12	.00 [14]
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	15	10	.00 [14]
Checkout Payments Group, Ltd., Class B1,3	1/11/2022	148,840	43,063.03
Total		$449,864	$469,760	.33%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $371,160,000, which represented .26% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $469,760,000, which represented .33% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,016,000, which represented
.02% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 9/30/2024.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Affiliated issuer during the reporting period but no longer held at 9/30/2024.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2024. Refer to the investment portfolio for the security value at 9/30/2024.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[14]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

EuroPacific Growth Fund	8

Financial statements
Statement of assets and liabilities at September 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $371,160 of investment securities on loan):
Unaffiliated issuers (cost: $78,674,458)	$128,412,891
Affiliated issuers (cost: $10,405,801)	12,398,633	$140,811,524
Cash		36,414
Cash denominated in currencies other than U.S. dollars (cost: $25,139)		25,132
Receivables for:
Sales of investments	158,521
Sales of fund’s shares	143,628
Dividends	351,381
Securities lending income	201
Other	6,477	660,208
		141,533,278
Liabilities:
Collateral for securities on loan		144,951
Payables for:
Purchases of investments	304,325
Repurchases of fund’s shares	177,861
Investment advisory services	46,954
Services provided by related parties	11,814
Trustees’ deferred compensation	5,619
U.S. and non-U.S. taxes	602,790
Other	2,495	1,151,858
Net assets at September 30, 2024		$140,236,469
Net assets consist of:
Capital paid in on shares of beneficial interest		$85,227,320
Total distributable earnings (accumulated loss)		55,009,149
Net assets at September 30, 2024		$140,236,469

Refer to the notes to financial statements.

9	EuroPacific Growth Fund

Financial statements (continued)
Statement of assets and liabilities at September 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,328,957 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$20,941,064	347,600	$60.24
Class C	282,772	4,894	57.78
Class T	12	— *	60.36
Class F-1	1,328,881	22,169	59.94
Class F-2	20,864,930	346,858	60.15
Class F-3	16,869,713	279,180	60.43
Class 529-A	1,336,444	22,537	59.30
Class 529-C	26,072	457	57.05
Class 529-E	49,217	842	58.48
Class 529-T	17	— *	60.33
Class 529-F-1	12	— *	59.26
Class 529-F-2	221,167	3,670	60.27
Class 529-F-3	55	1	60.21
Class R-1	104,711	1,854	56.48
Class R-2	732,721	12,868	56.94
Class R-2E	69,251	1,172	59.07
Class R-3	1,586,449	27,135	58.46
Class R-4	2,876,036	48,977	58.72
Class R-5E	845,017	14,129	59.81
Class R-5	3,099,915	51,432	60.27
Class R-6	69,002,013	1,143,182	60.36
*
Amount less than one thousand.
Refer to the notes to financial statements.

EuroPacific Growth Fund	10

Financial statements (continued)
Statement of operations for the six months ended September 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $152,969; also includes $162,100 from affiliates)	$1,620,828
Securities lending income (net of fees)	1,251
Interest from unaffiliated issuers	1,131	$1,623,210
Fees and expenses*:
Investment advisory services	287,437
Distribution services	40,009
Transfer agent services	32,257
Administrative services	20,683
529 plan services	446
Reports to shareholders	1,503
Registration statement and prospectus	677
Trustees’ compensation	768
Auditing and legal	188
Custodian	8,544
Other	477	392,989
Net investment income		1,230,221
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $97,090):
Unaffiliated issuers	4,541,805
Affiliated issuers	(123,648)
Currency transactions	3,945	4,422,102
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $579,740):
Unaffiliated issuers	266,957
Affiliated issuers	712,555
Currency translations	8,613	988,125
Net realized gain (loss) and unrealized appreciation (depreciation)		5,410,227
Net increase (decrease) in net assets resulting from operations		$6,640,448
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

11	EuroPacific Growth Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended September 30,	Year ended March 31,
	2024*	2024

Operations:
Net investment income	$1,230,221	$1,986,075
Net realized gain (loss)	4,422,102	7,317,997
Net unrealized appreciation (depreciation)	988,125	7,868,975
Net increase (decrease) in net assets resulting from operations	6,640,448	17,173,047
Distributions paid to shareholders	(3,232,666)	(5,120,514)
Net capital share transactions	(4,353,606)	(10,452,545)
Total increase (decrease) in net assets	(945,824)	1,599,988
Net assets:
Beginning of period	141,182,293	139,582,305
End of period	$140,236,469	$141,182,293
*
Unaudited.
Refer to the notes to financial statements.

EuroPacific Growth Fund	12

Notes to financial statementsunaudited
1. Organization

EuroPacific Growth Fund (the “fund“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

13	EuroPacific Growth Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

EuroPacific Growth Fund	14

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,816,441	$21,037,720	$40,297	$23,894,458
Industrials	1,532,675	22,105,237	—	23,637,912
Financials	3,589,791	16,307,492	43,063	19,940,346
Consumer discretionary	6,081,924	11,613,044	—	17,694,968
Health care	837,663	14,907,926	—	15,745,589
Materials	4,474,235	6,573,839	—	11,048,074
Consumer staples	799,367	6,245,257	—	7,044,624
Energy	2,570,124	3,929,064	— *	6,499,188
Communication services	297,519	5,922,117	—	6,219,636
Utilities	204,950	1,157,593	—	1,362,543
Real estate	127,776	639,794	—	767,570
Preferred securities	198,117	342,521	3,692	544,330
Rights & warrants	—	26,016	— *	26,016
Short-term securities	6,386,270	—	—	6,386,270
Total	$29,916,852	$110,807,620	$87,052	$140,811,524
*
Amount less than one thousand.

15	EuroPacific Growth Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

EuroPacific Growth Fund	16

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of September 30, 2024, the total value of securities on loan was $371,160,000, and the total value of collateral received was $392,537,000. Collateral received includes cash of $144,951,000 and U.S. government securities of $247,586,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

17	EuroPacific Growth Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended September 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended September 30, 2024, the fund recognized $598,000 in EU reclaims (net of $53,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$566,390
Undistributed long-term capital gains	2,668,016
Post-October capital loss deferral*	(771,450)
*
This deferral is considered incurred in the subsequent year.
As of September 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$52,480,709
Gross unrealized depreciation on investments	(1,436,864)
Net unrealized appreciation (depreciation) on investments	51,043,845
Cost of investments	89,767,679

EuroPacific Growth Fund	18

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended September 30, 2024			Year ended March 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$71,188	$399,143	$470,331	$323,248	$380,660	$703,908
Class C	485	5,879	6,364	2,769	6,152	8,921
Class T	— †	— †	— †	— †	— †	— †
Class F-1	4,579	25,979	30,558	21,500	25,281	46,781
Class F-2	87,280	410,862	498,142	389,651	391,146	780,797
Class F-3	71,201	315,065	386,266	311,408	299,402	610,810
Class 529-A	4,612	26,219	30,831	20,889	24,777	45,666
Class 529-C	50	569	619	244	594	838
Class 529-E	147	974	1,121	675	926	1,601
Class 529-T	— †	— †	— †	— †	— †	— †
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	848	4,062	4,910	3,666	3,693	7,359
Class 529-F-3	— †	1	1	— †	— †	— †
Class R-1	203	2,132	2,335	1,009	2,046	3,055
Class R-2	1,438	14,330	15,768	6,946	13,048	19,994
Class R-2E	165	1,303	1,468	787	1,217	2,004
Class R-3	4,682	32,054	36,736	22,171	30,897	53,068
Class R-4	10,533	58,363	68,896	54,585	62,551	117,136
Class R-5E	3,163	15,284	18,447	15,277	15,629	30,906
Class R-5	13,624	62,228	75,852	70,342	68,025	138,367
Class R-6	291,985	1,292,036	1,584,021	1,305,083	1,244,220	2,549,303
Total	$566,183	$2,666,483	$3,232,666	$2,550,250	$2,570,264	$5,120,514
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2024, the investment advisory services fees were $287,437,000, which were equivalent to an annualized rate of 0.417% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

19	EuroPacific Growth Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended September 30, 2024, the 529 plan services fees were $446,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

EuroPacific Growth Fund	20

For the six months ended September 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$24,274	$12,871	$3,092	Not applicable
Class C	1,401	170	43	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,648	943	200	Not applicable
Class F-2	Not applicable	11,309	3,150	Not applicable
Class F-3	Not applicable	164	2,462	Not applicable
Class 529-A	1,502	727	199	$366
Class 529-C	129	15	4	8
Class 529-E	119	17	7	13
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	71	32	59
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	517	50	16	Not applicable
Class R-2	2,585	1,174	103	Not applicable
Class R-2E	200	67	10	Not applicable
Class R-3	3,982	1,178	240	Not applicable
Class R-4	3,652	1,463	440	Not applicable
Class R-5E	Not applicable	570	120	Not applicable
Class R-5	Not applicable	798	477	Not applicable
Class R-6	Not applicable	670	10,088	Not applicable

Total class-specific expenses	$40,009	$32,257	$20,683	$446
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $768,000 in the fund’s statement of operations reflects $318,000 in current fees (either paid in cash or deferred) and a net increase of $450,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended
September 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $362,476,000 and $1,277,376,000, respectively, which generated $90,020,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2024.

21	EuroPacific Growth Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2024
Class A	$382,723	6,579	$460,390	7,927	$(1,458,650)	(25,094)	$(615,537)	(10,588)
Class C	10,775	193	6,325	113	(47,525)	(852)	(30,425)	(546)
Class T	—	—	—	—	—	—	—	—
Class F-1	30,657	531	29,711	514	(144,520)	(2,499)	(84,152)	(1,454)
Class F-2	1,464,882	25,339	480,685	8,295	(3,414,471)	(59,628)	(1,468,904)	(25,994)
Class F-3	1,037,701	17,805	358,537	6,161	(1,730,283)	(29,684)	(334,045)	(5,718)
Class 529-A	43,824	766	30,823	539	(124,708)	(2,185)	(50,061)	(880)
Class 529-C	2,341	42	616	11	(6,554)	(119)	(3,597)	(66)
Class 529-E	2,236	40	1,121	20	(4,800)	(85)	(1,443)	(25)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	20,374	350	4,904	85	(20,203)	(347)	5,075	88
Class 529-F-3	13	— †	1	— †	(13)	— †	1	— †
Class R-1	6,731	123	2,335	43	(12,700)	(233)	(3,634)	(67)
Class R-2	99,432	1,802	15,757	286	(78,274)	(1,421)	36,915	667
Class R-2E	4,739	83	1,467	26	(5,797)	(102)	409	7
Class R-3	99,488	1,762	36,693	650	(235,079)	(4,160)	(98,898)	(1,748)
Class R-4	144,308	2,549	68,881	1,217	(563,722)	(9,922)	(350,533)	(6,156)
Class R-5E	130,865	2,273	18,446	320	(115,438)	(2,007)	33,873	586
Class R-5	142,803	2,455	75,684	1,304	(719,768)	(12,342)	(501,281)	(8,583)
Class R-6	4,284,425	73,557	1,581,282	27,207	(6,753,076)	(115,920)	(887,369)	(15,156)
Total net increase (decrease)	$7,908,317	136,249	$3,173,658	54,718	$(15,435,581)	(266,600)	$(4,353,606)	(75,633)
Refer to the end of the table for footnotes.

EuroPacific Growth Fund	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2024
Class A	$943,106	17,377	$688,261	12,787	$(2,685,496)	(49,555)	$(1,054,129)	(19,391)
Class C	29,451	565	8,877	171	(127,744)	(2,451)	(89,416)	(1,715)
Class T	—	—	—	—	—	—	—	—
Class F-1	85,786	1,575	45,470	849	(352,122)	(6,593)	(220,866)	(4,169)
Class F-2	3,764,600	70,034	753,004	14,025	(4,498,259)	(83,216)	19,345	843
Class F-3	2,325,069	43,030	558,564	10,365	(2,850,852)	(52,470)	32,781	925
Class 529-A	89,130	1,670	45,650	861	(218,625)	(4,093)	(83,845)	(1,562)
Class 529-C	5,902	115	838	17	(17,727)	(345)	(10,987)	(213)
Class 529-E	3,603	68	1,601	31	(8,721)	(166)	(3,517)	(67)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	31,687	585	7,358	137	(33,136)	(609)	5,909	113
Class 529-F-3	41	1	— †	— †	—	—	41	1
Class R-1	12,436	244	3,055	60	(29,520)	(579)	(14,029)	(275)
Class R-2	170,651	3,380	19,987	390	(180,387)	(3,512)	10,251	258
Class R-2E	13,619	258	2,004	38	(16,821)	(317)	(1,198)	(21)
Class R-3	212,612	4,046	52,997	1,013	(476,768)	(9,069)	(211,159)	(4,010)
Class R-4	442,702	8,429	117,137	2,231	(1,342,309)	(25,312)	(782,470)	(14,652)
Class R-5E	170,069	3,178	30,904	578	(366,453)	(6,907)	(165,480)	(3,151)
Class R-5	367,871	6,805	138,055	2,567	(1,385,815)	(25,807)	(879,889)	(16,435)
Class R-6	9,024,999	166,717	2,543,428	47,238	(18,572,315)	(342,647)	(7,003,888)	(128,692)
Total net increase (decrease)	$17,693,334	328,077	$5,017,191	93,358	$(33,163,070)	(613,648)	$(10,452,545)	(192,213)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,688,592,000 and $26,902,627,000, respectively, during the six months ended September 30, 2024.

23	EuroPacific Growth Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2024[5,6]	$58.78	$.45	$2.35	$2.80	$(.20 )	$(1.14)	$(1.34)	$60.24	4.97%[7]	$20,941	.83%[8]	.83%[8]	1.53%[8]
3/31/2024	53.82	.65	6.26	6.91	(.89 )	(1.06)	(1.95)	58.78	13.07	21,055.84		.84	1.21
3/31/2023	56.81	.80	(2.94)	(2.14)	(.58 )	(.27 )	(.85 )	53.82	(3.62)	20,320.84		.84	1.60
3/31/2022	68.98	.57	(6.39)	(5.82)	(.94 )	(5.41)	(6.35)	56.81	(9.65)	23,445.80		.80	.85
3/31/2021	43.13	.34	25.63	25.97	(.12 )	—	(.12 )	68.98	60.22	27,945.83		.83	.58
3/31/2020	50.99	.53	(6.84)	(6.31)	(.58 )	(.97 )	(1.55)	43.13	(13.03)	19,075.84		.84	1.02
Class C:
9/30/2024[5,6]	56.53	.23	2.25	2.48	(.09 )	(1.14)	(1.23)	57.78	4.59 [7]	283	1.55 [8]	1.55 [8]	.81 [8]
3/31/2024	51.79	.25	6.02	6.27	(.47 )	(1.06)	(1.53)	56.53	12.23	307	1.59	1.59	.48
3/31/2023	54.77	.43	(2.86)	(2.43)	(.28 )	(.27 )	(.55 )	51.79	(4.35)	371	1.58	1.58	.89
3/31/2022	66.76	.07	(6.15)	(6.08)	(.50 )	(5.41)	(5.91)	54.77	(10.32)	512	1.55	1.55	.11
3/31/2021	41.98	(.09 )	24.87	24.78	—	—	—	66.76	59.03	706	1.56	1.56	(.15 )
3/31/2020	49.70	.15	(6.69)	(6.54)	(.21 )	(.97 )	(1.18)	41.98	(13.68)	654	1.58	1.58	.30
Class T:
9/30/2024[5,6]	58.86	.52	2.36	2.88	(.24 )	(1.14)	(1.38)	60.36	5.10 [7,9]	— [10]	.58 [8,9]	.58 [8,9]	1.78 [8,9]
3/31/2024	53.89	.81	6.27	7.08	(1.05)	(1.06)	(2.11)	58.86	13.36 [9]	— [10]	.56 [9]	.56 [9]	1.48 [9]
3/31/2023	56.86	.93	(2.95)	(2.02)	(.68 )	(.27 )	(.95 )	53.89	(3.37)[9]	— [10]	.57 [9]	.57 [9]	1.84 [9]
3/31/2022	69.04	.73	(6.40)	(5.67)	(1.10)	(5.41)	(6.51)	56.86	(9.45)[9]	— [10]	.57 [9]	.57 [9]	1.09 [9]
3/31/2021	43.13	.49	25.65	26.14	(.23 )	—	(.23 )	69.04	60.61 [9]	— [10]	.58 [9]	.58 [9]	.82 [9]
3/31/2020	50.99	.65	(6.82)	(6.17)	(.72 )	(.97 )	(1.69)	43.13	(12.82)[9]	— [10]	.59 [9]	.59 [9]	1.25 [9]
Class F-1:
9/30/2024[5,6]	58.50	.44	2.34	2.78	(.20 )	(1.14)	(1.34)	59.94	4.95 [7]	1,329	.85 [8]	.85 [8]	1.51 [8]
3/31/2024	53.56	.65	6.23	6.88	(.88 )	(1.06)	(1.94)	58.50	13.02	1,382.86		.86	1.21
3/31/2023	56.53	.80	(2.93)	(2.13)	(.57 )	(.27 )	(.84 )	53.56	(3.61)	1,489.85		.85	1.61
3/31/2022	68.67	.55	(6.38)	(5.83)	(.90 )	(5.41)	(6.31)	56.53	(9.71)	1,877.84		.84	.81
3/31/2021	42.93	.33	25.51	25.84	(.10 )	—	(.10 )	68.67	60.21	2,439.84		.84	.56
3/31/2020	50.75	.53	(6.82)	(6.29)	(.56 )	(.97 )	(1.53)	42.93	(13.05)	2,259.85		.85	1.02
Class F-2:
9/30/2024[5,6]	58.66	.52	2.35	2.87	(.24 )	(1.14)	(1.38)	60.15	5.12 [7]	20,865	.57 [8]	.57 [8]	1.78 [8]
3/31/2024	53.71	.79	6.27	7.06	(1.05)	(1.06)	(2.11)	58.66	13.36	21,872.57		.57	1.47
3/31/2023	56.66	.95	(2.95)	(2.00)	(.68 )	(.27 )	(.95 )	53.71	(3.36)	19,982.57		.57	1.89
3/31/2022	68.83	.73	(6.38)	(5.65)	(1.11)	(5.41)	(6.52)	56.66	(9.44)	24,887.57		.57	1.08
3/31/2021	43.00	.50	25.56	26.06	(.23 )	—	(.23 )	68.83	60.61	26,751.57		.57	.83
3/31/2020	50.83	.66	(6.81)	(6.15)	(.71 )	(.97 )	(1.68)	43.00	(12.80)	18,607.59		.59	1.27
Class F-3:
9/30/2024[5,6]	58.90	.55	2.38	2.93	(.26 )	(1.14)	(1.40)	60.43	5.16 [7]	16,870	.47 [8]	.47 [8]	1.89 [8]
3/31/2024	53.93	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.90	13.50	16,782.46		.46	1.58
3/31/2023	56.87	1.00	(2.95)	(1.95)	(.72 )	(.27 )	(.99 )	53.93	(3.25)	15,313.46		.46	1.98
3/31/2022	69.06	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.87	(9.34)	18,026.46		.46	1.19
3/31/2021	43.12	.56	25.66	26.22	(.28 )	—	(.28 )	69.06	60.78	19,700.46		.46	.94
3/31/2020	50.98	.70	(6.82)	(6.12)	(.77 )	(.97 )	(1.74)	43.12	(12.70)	12,239.47		.47	1.34
Class 529-A:
9/30/2024[5,6]	57.89	.43	2.32	2.75	(.20 )	(1.14)	(1.34)	59.30	4.96 [7]	1,336	.86 [8]	.86 [8]	1.50 [8]
3/31/2024	53.03	.63	6.17	6.80	(.88 )	(1.06)	(1.94)	57.89	13.04	1,355.87		.87	1.18
3/31/2023	56.00	.78	(2.91)	(2.13)	(.57 )	(.27 )	(.84 )	53.03	(3.66)	1,325.87		.87	1.57
3/31/2022	68.08	.55	(6.29)	(5.74)	(.93 )	(5.41)	(6.34)	56.00	(9.67)	1,487.83		.83	.83
3/31/2021	42.58	.32	25.30	25.62	(.12 )	—	(.12 )	68.08	60.16	1,736.85		.85	.55
3/31/2020	50.35	.51	(6.75)	(6.24)	(.56 )	(.97 )	(1.53)	42.58	(13.05)	1,096.87		.87	.98
Refer to the end of the table for footnotes.

EuroPacific Growth Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2024[5,6]	$55.84	$.22	$2.23	$2.45	$(.10 )	$(1.14)	$(1.24)	$57.05	4.57%[7]	$26	1.58%[8]	1.58%[8]	.79%[8]
3/31/2024	51.16	.23	5.93	6.16	(.42 )	(1.06)	(1.48)	55.84	12.19	29	1.63	1.63	.45
3/31/2023	54.10	.40	(2.83)	(2.43)	(.24 )	(.27 )	(.51 )	51.16	(4.40)	38	1.64	1.64	.84
3/31/2022	66.00	.04	(6.08)	(6.04)	(.45 )	(5.41)	(5.86)	54.10	(10.37)	56	1.60	1.60	.06
3/31/2021	41.51	(.08 )	24.57	24.49	—	—	—	66.00	59.00	83	1.60	1.60	(.15 )
3/31/2020	49.18	.13	(6.62)	(6.49)	(.21 )	(.97 )	(1.18)	41.51	(13.72)	148	1.61	1.61	.26
Class 529-E:
9/30/2024[5,6]	57.14	.36	2.29	2.65	(.17 )	(1.14)	(1.31)	58.48	4.84 [7]	49	1.08 [8]	1.08 [8]	1.28 [8]
3/31/2024	52.37	.50	6.09	6.59	(.76 )	(1.06)	(1.82)	57.14	12.78	50	1.10	1.10	.96
3/31/2023	55.34	.66	(2.87)	(2.21)	(.49 )	(.27 )	(.76 )	52.37	(3.86)	49	1.09	1.09	1.34
3/31/2022	67.36	.39	(6.23)	(5.84)	(.77 )	(5.41)	(6.18)	55.34	(9.90)	55	1.07	1.07	.59
3/31/2021	42.15	.19	25.04	25.23	(.02 )	—	(.02 )	67.36	59.81	67	1.07	1.07	.34
3/31/2020	49.87	.39	(6.70)	(6.31)	(.44 )	(.97 )	(1.41)	42.15	(13.24)	46	1.09	1.09	.77
Class 529-T:
9/30/2024[5,6]	58.83	.50	2.37	2.87	(.23 )	(1.14)	(1.37)	60.33	5.07 [7,9]	— [10]	.62 [8,9]	.62 [8,9]	1.73 [8,9]
3/31/2024	53.87	.77	6.27	7.04	(1.02)	(1.06)	(2.08)	58.83	13.33 [9]	— [10]	.62 [9]	.62 [9]	1.42 [9]
3/31/2023	56.83	.90	(2.93)	(2.03)	(.66 )	(.27 )	(.93 )	53.87	(3.41)[9]	— [10]	.62 [9]	.62 [9]	1.80 [9]
3/31/2022	69.01	.69	(6.39)	(5.70)	(1.07)	(5.41)	(6.48)	56.83	(9.49)[9]	— [10]	.62 [9]	.62 [9]	1.03 [9]
3/31/2021	43.12	.46	25.64	26.10	(.21 )	—	(.21 )	69.01	60.54 [9]	— [10]	.63 [9]	.63 [9]	.77 [9]
3/31/2020	50.98	.63	(6.83)	(6.20)	(.69 )	(.97 )	(1.66)	43.12	(12.87)[9]	— [10]	.64 [9]	.64 [9]	1.19 [9]
Class 529-F-1:
9/30/2024[5,6]	57.82	.48	2.33	2.81	(.23 )	(1.14)	(1.37)	59.26	5.04 [7,9]	— [10]	.67 [8,9]	.67 [8,9]	1.68 [8,9]
3/31/2024	52.98	.73	6.16	6.89	(.99 )	(1.06)	(2.05)	57.82	13.25 [9]	— [10]	.68 [9]	.68 [9]	1.36 [9]
3/31/2023	55.93	.86	(2.89)	(2.03)	(.65 )	(.27 )	(.92 )	52.98	(3.48)[9]	— [10]	.66 [9]	.66 [9]	1.75 [9]
3/31/2022	68.03	.66	(6.29)	(5.63)	(1.06)	(5.41)	(6.47)	55.93	(9.52)[9]	— [10]	.65 [9]	.65 [9]	1.00 [9]
3/31/2021	42.54	.56	25.20	25.76	(.27 )	—	(.27 )	68.03	60.52 [9]	— [10]	.63 [9]	.63 [9]	1.07 [9]
3/31/2020	50.32	.62	(6.75)	(6.13)	(.68 )	(.97 )	(1.65)	42.54	(12.86)	126.64		.64	1.20
Class 529-F-2:
9/30/2024[5,6]	58.77	.51	2.37	2.88	(.24 )	(1.14)	(1.38)	60.27	5.10 [7]	221	.59 [8]	.59 [8]	1.76 [8]
3/31/2024	53.81	.80	6.27	7.07	(1.05)	(1.06)	(2.11)	58.77	13.36	211.57		.57	1.47
3/31/2023	56.77	.93	(2.94)	(2.01)	(.68 )	(.27 )	(.95 )	53.81	(3.37)	187.58		.58	1.86
3/31/2022	68.94	.71	(6.39)	(5.68)	(1.08)	(5.41)	(6.49)	56.77	(9.46)	196.59		.59	1.06
3/31/2021[5,11]	57.39	.13	11.63	11.76	(.21 )	—	(.21 )	68.94	20.50 [7]	208	.25 [7]	.25 [7]	.19 [7]
Class 529-F-3:
9/30/2024[5,6]	58.71	.53	2.37	2.90	(.26 )	(1.14)	(1.40)	60.21	5.13 [7]	— [10]	.52 [8]	.52 [8]	1.83 [8]
3/31/2024	53.76	.92	6.15	7.07	(1.06)	(1.06)	(2.12)	58.71	13.42	— [10]	.53	.53	1.69
3/31/2023	56.72	.94	(2.93)	(1.99)	(.70 )	(.27 )	(.97 )	53.76	(3.35)	— [10]	.53	.53	1.88
3/31/2022	68.89	.76	(6.38)	(5.62)	(1.14)	(5.41)	(6.55)	56.72	(9.38)	— [10]	.52	.52	1.13
3/31/2021[5,11]	57.39	.16	11.62	11.78	(.28 )	—	(.28 )	68.89	20.54 [7]	— [10]	.27 [7]	.22 [7]	.23 [7]
Class R-1:
9/30/2024[5,6]	55.30	.22	2.21	2.43	(.11 )	(1.14)	(1.25)	56.48	4.58 [7]	105	1.56 [8]	1.56 [8]	.79 [8]
3/31/2024	50.73	.25	5.89	6.14	(.51 )	(1.06)	(1.57)	55.30	12.25	106	1.56	1.56	.50
3/31/2023	53.68	.42	(2.79)	(2.37)	(.31 )	(.27 )	(.58 )	50.73	(4.30)	111	1.56	1.56	.89
3/31/2022	65.57	.07	(6.04)	(5.97)	(.51 )	(5.41)	(5.92)	53.68	(10.34)	135	1.56	1.56	.10
3/31/2021	41.23	(.09 )	24.43	24.34	—	—	—	65.57	59.03	182	1.57	1.57	(.16 )
3/31/2020	48.86	.14	(6.56)	(6.42)	(.24 )	(.97 )	(1.21)	41.23	(13.68)	144	1.58	1.58	.29
Refer to the end of the table for footnotes.

25	EuroPacific Growth Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2024[5,6]	$55.75	$.22	$2.22	$2.44	$(.11 )	$(1.14)	$(1.25)	$56.94	4.59%[7]	$733	1.56%[8]	1.56%[8]	.78%[8]
3/31/2024	51.18	.24	5.96	6.20	(.57 )	(1.06)	(1.63)	55.75	12.25	680	1.56	1.56	.47
3/31/2023	54.18	.43	(2.81)	(2.38)	(.35 )	(.27 )	(.62 )	51.18	(4.28)	611	1.52	1.52	.89
3/31/2022	66.17	.07	(6.08)	(6.01)	(.57 )	(5.41)	(5.98)	54.18	(10.32)	639	1.55	1.55	.11
3/31/2021	41.60	(.08 )	24.65	24.57	—	—	—	66.17	59.03	731	1.55	1.55	(.14 )
3/31/2020	49.30	.14	(6.61)	(6.47)	(.26 )	(.97 )	(1.23)	41.60	(13.65)	534	1.57	1.57	.28
Class R-2E:
9/30/2024[5,6]	57.73	.31	2.31	2.62	(.14 )	(1.14)	(1.28)	59.07	4.74 [7]	69	1.26 [8]	1.26 [8]	1.08 [8]
3/31/2024	52.90	.42	6.15	6.57	(.68 )	(1.06)	(1.74)	57.73	12.59	67	1.27	1.27	.78
3/31/2023	55.91	.58	(2.90)	(2.32)	(.42 )	(.27 )	(.69 )	52.90	(4.03)	63	1.27	1.27	1.17
3/31/2022	67.96	.27	(6.31)	(6.04)	(.60 )	(5.41)	(6.01)	55.91	(10.09)	71	1.27	1.27	.40
3/31/2021	42.60	.08	25.28	25.36	—	—	—	67.96	59.50	105	1.27	1.27	.14
3/31/2020	50.42	.29	(6.76)	(6.47)	(.38 )	(.97 )	(1.35)	42.60	(13.40)	77	1.28	1.28	.56
Class R-3:
9/30/2024[5,6]	57.13	.35	2.29	2.64	(.17 )	(1.14)	(1.31)	58.46	4.84 [7]	1,586	1.11 [8]	1.11 [8]	1.25 [8]
3/31/2024	52.36	.50	6.08	6.58	(.75 )	(1.06)	(1.81)	57.13	12.75	1,650	1.11	1.11	.95
3/31/2023	55.32	.66	(2.88)	(2.22)	(.47 )	(.27 )	(.74 )	52.36	(3.89)	1,722	1.11	1.11	1.34
3/31/2022	67.33	.36	(6.22)	(5.86)	(.74 )	(5.41)	(6.15)	55.32	(9.93)	2,185	1.11	1.11	.55
3/31/2021	42.15	.17	25.01	25.18	—	—	—	67.33	59.74	2,838	1.12	1.12	.29
3/31/2020	49.86	.38	(6.70)	(6.32)	(.42 )	(.97 )	(1.39)	42.15	(13.28)	2,395	1.13	1.13	.75
Class R-4:
9/30/2024[5,6]	57.33	.44	2.30	2.74	(.21 )	(1.14)	(1.35)	58.72	4.97 [7]	2,876	.81 [8]	.81 [8]	1.55 [8]
3/31/2024	52.53	.66	6.10	6.76	(.90 )	(1.06)	(1.96)	57.33	13.08	3,161.81		.81	1.24
3/31/2023	55.46	.80	(2.87)	(2.07)	(.59 )	(.27 )	(.86 )	52.53	(3.59)	3,665.81		.81	1.64
3/31/2022	67.49	.56	(6.25)	(5.69)	(.93 )	(5.41)	(6.34)	55.46	(9.67)	4,701.81		.81	.85
3/31/2021	42.19	.34	25.08	25.42	(.12 )	—	(.12 )	67.49	60.24	6,256.81		.81	.60
3/31/2020	49.91	.54	(6.71)	(6.17)	(.58 )	(.97 )	(1.55)	42.19	(13.03)	5,278.82		.82	1.04
Class R-5E:
9/30/2024[5,6]	58.33	.50	2.36	2.86	(.24 )	(1.14)	(1.38)	59.81	5.08 [7]	845	.61 [8]	.61 [8]	1.73 [8]
3/31/2024	53.42	.77	6.21	6.98	(1.01)	(1.06)	(2.07)	58.33	13.33	790.62		.62	1.44
3/31/2023	56.37	.90	(2.92)	(2.02)	(.66 )	(.27 )	(.93 )	53.42	(3.42)	892.62		.62	1.80
3/31/2022	68.47	.76	(6.41)	(5.65)	(1.04)	(5.41)	(6.45)	56.37	(9.49)	1,108.62		.62	1.12
3/31/2021	42.77	.47	25.44	25.91	(.21 )	—	(.21 )	68.47	60.54	2,241.61		.61	.81
3/31/2020	50.58	.62	(6.76)	(6.14)	(.70 )	(.97 )	(1.67)	42.77	(12.82)	1,745.62		.62	1.20
Class R-5:
9/30/2024[5,6]	58.76	.54	2.36	2.90	(.25 )	(1.14)	(1.39)	60.27	5.12 [7]	3,100	.51 [8]	.51 [8]	1.84 [8]
3/31/2024	53.80	.84	6.25	7.09	(1.07)	(1.06)	(2.13)	58.76	13.44	3,527.52		.52	1.56
3/31/2023	56.74	.97	(2.94)	(1.97)	(.70 )	(.27 )	(.97 )	53.80	(3.31)	4,113.51		.51	1.94
3/31/2022	68.92	.78	(6.40)	(5.62)	(1.15)	(5.41)	(6.56)	56.74	(9.40)	5,208.51		.51	1.16
3/31/2021	43.04	.53	25.61	26.14	(.26 )	—	(.26 )	68.92	60.74	7,032.51		.51	.90
3/31/2020	50.88	.70	(6.82)	(6.12)	(.75 )	(.97 )	(1.72)	43.04	(12.75)	5,759.52		.52	1.33
Class R-6:
9/30/2024[5,6]	58.84	.55	2.37	2.92	(.26 )	(1.14)	(1.40)	60.36	5.17 [7]	69,002	.47 [8]	.47 [8]	1.89 [8]
3/31/2024	53.87	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.84	13.48	68,158.46		.46	1.59
3/31/2023	56.81	.99	(2.94)	(1.95)	(.72 )	(.27 )	(.99 )	53.87	(3.25)	69,331.46		.46	1.97
3/31/2022	69.00	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.81	(9.35)	79,147.46		.46	1.19
3/31/2021	43.08	.56	25.64	26.20	(.28 )	—	(.28 )	69.00	60.78	91,476.46		.46	.94
3/31/2020	50.93	.71	(6.82)	(6.11)	(.77 )	(.97 )	(1.74)	43.08	(12.70)	60,141.47		.47	1.36
Refer to the end of the table for footnotes.

EuroPacific Growth Fund	26

Financial highlights (continued)

	Six months ended September 30, 2024[5,6,7]	Year ended March 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	14%	30%	34%	29%	32%	38%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	EuroPacific Growth Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

EuroPacific Growth Fund	28

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer-term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

29	EuroPacific Growth Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

EuroPacific Growth Fund	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EuroPacific Growth Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 29, 2024

By   /s/ Brian Janssen

Brian Janssen, Treasurer and

Principal Financial Officer

Date: November 29, 2024